Related party transactions (Details 2) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Balance as of January 1	¥ 205,031
Balance as of December 31	181,495	¥ 205,031
JD [Member] | Loans From Related Party [Member]
Balance as of January 1	0	0
Loans received during year	0	2,036,020
Loans repayment made	0	(2,036,020)
Interest charged	0	22,244
Interest paid	0	(22,244)
Balance as of December 31	¥ 0	¥ 0